INVESTMENTS IN VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
Investments in Variable Interest Entities [Abstract]
INVESTMENTS IN VARIABLE INTEREST ENTITIES
INVESTMENTS IN VARIABLE INTEREST ENTITIES

Effective January 1, 2010, the Company adopted authoritative guidance that requires an entity to perform a qualitative analysis to determine whether a primary beneficiary interest is held in a VIE.  The guidance also requires ongoing reassessments to determine whether a primary beneficiary interest is held.  Based on our assessment, we concluded that we were the primary beneficiary with respect to certain VIEs, which are consolidated in our financial statements.  The following is a description of our significant investments in VIEs.

All of the VIEs are collateralized loan trusts that were established to issue securities and use the proceeds to principally invest in corporate loans and other permitted investments (including a new VIE which was consolidated in the second quarter of 2011, as further discussed below).  The assets held by the trusts are legally isolated and not available to the Company.  The liabilities of the VIEs are expected to be satisfied from the cash flows generated by the underlying loans, not from the assets of the Company.  Repayment of the remaining principal balance of the borrowings of the VIEs is based on available cash flows from the assets.  The Company has no further commitments to the VIEs.

In the second quarter of 2011, one of the VIEs was liquidated and its obligations were repaid pursuant to the priority of payments as defined in the indenture of the VIE. Such liquidation did not have a material effect on our consolidated financial statements. In addition, in the second quarter of 2011, certain of our insurance subsidiaries invested in the formation of a new VIE which has been consolidated in our financial statements.

Certain of our insurance subsidiaries are noteholders of the VIEs.  Another subsidiary of the Company is the investment manager for the VIEs.  As such, it has the power to direct the most significant activities of the VIEs which materially impacts the economic performance of the VIEs.

The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated in accordance with authoritative guidance (dollars in millions):

	December 31, 2011
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$496.3	$—	$496.3
Notes receivable of VIEs held by insurance subsidiaries	—	(45.3)	(45.3)
Cash and cash equivalents held by variable interest entities	74.4	—	74.4
Accrued investment income	1.7	—	1.7
Income tax assets, net	6.8	(1.4)	5.4
Other assets	7.7	—	7.7
Total assets	$586.9	$(46.7)	$540.2
Liabilities:
Other liabilities	$30.3	$(.1)	$30.2
Borrowings related to variable interest entities	519.9	—	519.9
Notes payable of VIEs held by insurance subsidiaries	49.3	(49.3)	—
Total liabilities	$599.5	$(49.4)	$550.1

	December 31, 2010
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$420.9	$—	$420.9
Notes receivable of VIEs held by insurance subsidiaries	—	(96.8)	(96.8)
Cash and cash equivalents held by variable interest entities	26.8	—	26.8
Accrued investment income	1.4	(4.8)	(3.4)
Income tax assets, net	20.9	(6.5)	14.4
Other assets	15.9	—	15.9
Total assets	$485.9	$(108.1)	$377.8
Liabilities:
Other liabilities	$22.0	$(4.6)	$17.4
Borrowings related to variable interest entities	386.9	—	386.9
Notes payable of VIEs held by insurance subsidiaries	115.6	(115.6)	—
Total liabilities	$524.5	$(120.2)	$404.3

The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2011	2010	2009
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$18.8	$20.1	$13.4
Fee revenue and other income	1.2	.6	.3
Total revenues	20.0	20.7	13.7
Expenses:
Interest expense	11.8	12.9	12.7
Other operating expenses	.7	.6	.2
Total expenses	12.5	13.5	12.9
Income before net realized investment losses and income taxes	7.5	7.2	.8
Net realized investment losses	(1.3)	(3.7)	(14.2)
Income (loss) before income taxes	$6.2	$3.5	$(13.4)

The investment portfolios held by the VIEs are primarily comprised of corporate fixed maturity securities which are almost entirely rated as below-investment grade securities.  At December 31, 2011, such securities had an amortized cost of $502.5 million; gross unrealized gains of $1.5 million; gross unrealized losses of $7.7 million; and an estimated fair value of $496.3 million.

The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$271.9	$267.8
Due after five years through ten years	230.6	228.5
Total	$502.5	$496.3

The following table summarizes the carrying values of the investments held by the VIEs by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Cable/media	$66.0	13.3%	$.9	11.2%
Healthcare/pharmaceuticals	60.0	12.1	1.8	23.1
Technology	46.8	9.4	.5	6.1
Food/beverage	37.5	7.6	.3	3.6
Autos	31.1	6.3	.2	3.0
Brokerage	20.5	4.1	.3	3.9
Consumer products	20.1	4.1	.7	8.6
Gaming	19.6	3.9	.2	2.5
Retail	18.4	3.7	.1	1.5
Chemicals	17.1	3.4	.2	2.0
Insurance	16.5	3.3	.2	2.0
Telecom	16.1	3.2	.2	3.0
Paper	15.6	3.1	.1	1.8
Capital goods	14.8	3.0	.2	2.0
Entertainment/hotels	14.7	3.0	.7	9.8
Aerospace/defense	12.8	2.6	.1	1.1
Transportation	7.0	1.4	.1	1.7
Real estate/REITs	6.8	1.4	.1	1.7
Building materials	6.8	1.4	—	.7
Metals and mining	6.0	1.2	—	—
Other	42.1	8.5	.8	10.7
Total	$496.3	100.0%	$7.7	100.0%

The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$207.7	$202.6
Due after five years through ten years	182.9	180.3
Total	$390.6	$382.9

There were no investments held by the VIEs rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis as of December 31, 2011.

During 2011, we recognized net realized investment losses on the VIE investments of $1.3 million, which were comprised of $3.0 million of net gains from the sales of fixed maturities, and $4.3 million of writedowns of investments for other than temporary declines in fair value recognized through net income.  During 2010, we recognized net realized investment losses on the VIE investments of $3.7 million, which were comprised of $.4 million of net losses from the sales of fixed maturities, and $3.3 million of writedowns of investments for other than temporary declines in fair value recognized through net income. During 2009, we recognized net realized investment losses on the VIE investments of $14.2 million, which were comprised of $.7 million of net losses from the sales of fixed maturities, and $13.5 million of writedowns of investments for other than temporary declines in fair value recognized through net income.

At December 31, 2011, there were no investments held by the VIEs that were in default.

During 2011, $27.5 million of investments held by the VIEs were sold which resulted in gross investment losses (before income taxes) of $2.7 million. There were no investments sold at a loss during 2011 which had been continuously in an unrealized loss position exceeding 20 percent of the amortized cost basis prior to the sale.

At December 31, 2011, the VIEs held:  (i) investments with a fair value of $349.9 million and gross unrealized losses of $6.0 million that had been in an unrealized loss position for less than twelve months; and (ii) investments with a fair value of $33.0 million and gross unrealized losses of $1.7 million that had been in an unrealized loss position for greater than twelve months.

The investments held by the VIEs are evaluated for other-than-temporary declines in fair value in a manner that is consistent with the Company’s fixed maturities, available for sale.

In addition, the Company, in the normal course of business, makes passive investments in structured securities issued by VIEs for which the Company is not the investment manager.  These structured securities include asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations.  Our maximum exposure to loss on these securities is limited to our cost basis in the investment.  We have determined that we are not the primary beneficiary of these structured securities due to the relative size of our investment in comparison to the total principal amount of the individual structured securities and the level of credit subordination which reduces our obligation to absorb gains or losses.

At December 31, 2011, we hold investments in various limited partnerships, in which we are not the primary beneficiary, totaling $19.3 million (classified as other invested assets).  At December 31, 2011, we had unfunded commitments to these partnerships of $19.8 million.  Our maximum exposure to loss on these investments is limited to the amount of our investment.